CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	2,000,000	2,000,000
Preferred stock, shares outstanding (in Shares)	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	50,000,000	50,000,000
Common stock, shares outstanding (in Shares)	26,526,000	26,952,000
Treasury stock, shares (in Shares)	1,056,000	447,000